CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2008		$ 2,299,747	$ 41,052	$ 24,858	$ 15,166	$ 157,541	$ (20,608)
Balance (in shares) at Dec. 31, 2008		154,808,918
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 8(a))		48,313	(11,683)
Shares issued under Employee Stock Option Plan (note 8(a)) (in shares)		1,238,000
Stock options			36,402
Shares issued under the Incentive Share Purchase Plan (note 8(b))		11,290
Shares issued under the Incentive Share Purchase Plan (note 8(b)) (in shares)		196,649
Shares issued under flow-through share private placement (note 7(b))		19,153
Shares issued under flow-through share private placement (note 7(b)) (in shares)	358,900	358,900
Shares issued under the Company's dividend reinvestment plan		912
Shares issued under the Company's dividend reinvestment plan (in shares)		18,764
Shares issued for purchase of mining property (note 7(c) and (d))		894
Shares issued for purchase of mining property (note 7(c) and (d)) (in shares)		33,825
Net income (loss) for the year attributed to common shareholders	86,538					86,538
Dividends declared (nil, $0.64 and $0.18 per share for the year 2011, 2010 and 2009) (note 7(a))						(27,921)
Other comprehensive income (loss) for the year	71,657						71,657
Restricted share unit plan (note 8(c))		(1,550)
Restricted share unit plan (note 8(c)) (in shares)		(29,882)
Balance at Dec. 31, 2009		2,378,759	65,771	24,858	15,166	216,158	51,049
Balance (in shares) at Dec. 31, 2009		156,625,174
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 8(a))		104,111	(29,447)
Shares issued under Employee Stock Option Plan (note 8(a)) (in shares)		1,627,766
Stock options			42,230
Shares issued under the Incentive Share Purchase Plan (note 8(b))		14,963
Shares issued under the Incentive Share Purchase Plan (note 8(b)) (in shares)		229,583
Shares issued under the Company's dividend reinvestment plan		1,404
Shares issued under the Company's dividend reinvestment plan (in shares)		25,243
Shares issued for purchase of mining property (note 7(c) and (d))		579,800
Shares issued for purchase of mining property (note 7(c) and (d)) (in shares)		10,225,848
Net income (loss) for the year attributed to common shareholders	332,116					332,116
Dividends declared (nil, $0.64 and $0.18 per share for the year 2011, 2010 and 2009) (note 7(a))						(108,009)
Other comprehensive income (loss) for the year	(22,659)						(22,659)
Restricted share unit plan (note 8(c))		(820)
Restricted share unit plan (note 8(c)) (in shares)		(13,259)
Balance at Dec. 31, 2010	3,665,450	3,078,217	78,554	24,858	15,166	440,265	28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 8(a))		18,094	(4,396)
Shares issued under Employee Stock Option Plan (note 8(a)) (in shares)		308,688
Stock options			43,536
Shares issued under the Incentive Share Purchase Plan (note 8(b))		19,229
Shares issued under the Incentive Share Purchase Plan (note 8(b)) (in shares)		360,833
Shares issued under the Company's dividend reinvestment plan		10,130
Shares issued under the Company's dividend reinvestment plan (in shares)		176,110
Shares issued for purchase of mining property (note 7(c) and (d))		56,146
Shares issued for purchase of mining property (note 7(c) and (d)) (in shares)		1,250,477
Non-controlling interest addition upon acquisition								12,251
Net income (loss) for the year attributed to common shareholders	(568,895)					(568,895)
Net loss for the year attributed to non-controlling interest	60							(60)
Dividends declared (nil, $0.64 and $0.18 per share for the year 2011, 2010 and 2009) (note 7(a))						(391)
Other comprehensive income (loss) for the year	(35,496)						(35,496)
Restricted share unit plan (note 8(c))		(435)
Restricted share unit plan (note 8(c)) (in shares)		(2,727)
Balance at Dec. 31, 2011	$ 3,215,163	$ 3,181,381	$ 117,694	$ 24,858	$ 15,166	$ (129,021)	$ (7,106)	$ 12,191
Balance (in shares) at Dec. 31, 2011		170,813,736